Right of use assets (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Right of use assets, gross	$ 3,535,919
Accumulated amortization	472,150
Right of use assets, net	3,063,769	$ 0
Aircraft
Right of use assets, gross	1,578,774
Accumulated amortization	256,778
Right of use assets, net	1,321,996
Office Building
Right of use assets, gross	1,799,626
Accumulated amortization	197,426
Right of use assets, net	1,602,200
Printer
Right of use assets, gross	17,794
Accumulated amortization	3,973
Right of use assets, net	13,821
Office Equipment
Right of use assets, gross	139,725
Accumulated amortization	13,973
Right of use assets, net	$ 125,752